Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable	$ 20,000	$ 20,000	$ 3,029,653
Accrued Interest	17,769	16,943	321,368
Bridge notes, net [Member]
Notes Payable			2,857,669
Accrued Interest			261,213
Convertible notes payable, net of discounts [Member]
Notes Payable			2,857,669
Accrued Interest			261,213
Unsecured Note Payable [Member]
Notes Payable	20,000	20,000	20,000
Accrued Interest	17,769	16,943	13,775
Note Payable to Trust [Member]
Notes Payable			51,984
Accrued Interest			24,297
Digimark Note [Member]
Notes Payable			100,000
Accrued Interest			22,083
Notes payable [Member]
Notes Payable	20,000	20,000	171,984
Accrued Interest	$ 17,769	$ 16,943	$ 60,155